Note 18 - Commitments and Contingencies, Minimum operating lease payments (Detail) (USD $) In Millions	Dec. 31, 2010
Minimum operating lease payments
2011	$ 10,645
2012	9,511
2013	7,622
2014	6,232
2015	3,481
2016 and thereafter	10,587
Minimum operating lease payment commitments	$ 48,078